Document and Entity Information In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Registrant Name	Ocean Rig UDW Inc.
Entity Central Index Key	0001447382
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	131,877,678
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2